Accumulated Other Comprehensive Income (Details) - CAD		3 Months Ended	12 Months Ended
		Mar. 31, 2017	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		CAD 399,000,000	CAD 399,000,000
Currency translation adjustment
Losses on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax			25,000,000		CAD 53,000,000
Gains (losses) on financial instruments designated as hedges of foreign operations, net of tax	[1]		50,000,000		18,000,000		CAD (172,000,000)
Cash flow hedges
Net gains on derivatives designated as cash flow hedges, net of tax		3,000,000	214,000,000	[2]	179,000,000	[2]	375,000,000	[2]
Other
Intercompany available-for-sale investments			0		0
Accumulated other comprehensive income, end of the period			489,000,000		399,000,000
Income tax relating to exchange differences on translation of other comprehensive income			0		11,000,000		0
Income tax relating to hedges of net investments in foreign operations of other comprehensive income			2,000,000		5,000,000		7,000,000
Net impact related to cash flow hedges			(108,000,000)		51,000,000		89,000,000
Income tax relating to net actuarial gains (losses)			(4,000,000)		4,000,000		0
Reserve of exchange differences on translation [member]
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		(1,000,000)	(1,000,000)		52,000,000
Currency translation adjustment
Losses on translating net assets of foreign operations, net of reclassifications to net earnings, net of tax			(89,000,000)		(71,000,000)
Gains (losses) on financial instruments designated as hedges of foreign operations, net of tax			64,000,000		18,000,000
Other
Accumulated other comprehensive income, end of the period			(26,000,000)		(1,000,000)		52,000,000
Income tax relating to exchange differences on translation of other comprehensive income			11,000,000		11,000,000
Income tax relating to hedges of net investments in foreign operations of other comprehensive income			4,000,000		5,000,000
Reserve of cash flow hedges [member]
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		456,000,000	456,000,000		350,000,000
Cash flow hedges
Net gains on derivatives designated as cash flow hedges, net of tax			106,000,000		106,000,000
Other
Accumulated other comprehensive income, end of the period			562,000,000		456,000,000		350,000,000
Net impact related to cash flow hedges			(108,000,000)		51,000,000
Reserve of remeasurements of defined benefit plans [member]
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		(38,000,000)	(38,000,000)		(46,000,000)
Employee future benefits
Net actuarial gains (losses) on defined benefit plans, net of tax			(6,000,000)		8,000,000
Other
Accumulated other comprehensive income, end of the period			(44,000,000)		(38,000,000)		(46,000,000)
Income tax relating to net actuarial gains (losses)			(4,000,000)		4,000,000
Other reserves [member]
Components and changes in accumulated other comprehensive Income (loss)
Accumulated other comprehensive income, beginning of the period		CAD (18,000,000)	(18,000,000)		(3,000,000)
Other
Change in ownership of TransAlta Renewables			4,000,000		0
Intercompany available-for-sale investments			11,000,000		(15,000,000)
Accumulated other comprehensive income, end of the period			CAD (3,000,000)		CAD (18,000,000)		CAD (3,000,000)

[1]	(5) Net of income tax expense of 2 for the year ended Dec. 31, 2017 (2016 - 5 expense, 2015 - 7 expense)
[2]	(7) Net of income tax recovery of 77 for the year ended Dec. 31, 2017 (2016 - 92 expense, 2015 - 138 expense).